LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2017
Long Term Prepayments Disclosures [Abstract]
Schedule Of Prepayments And Other Assets Noncurrent [Table Text Block]
Long-term prepayments and other non-current assets consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Long-term prepayments (1)	$9,021,180	$59,293,208
Loan to employees (2)	4,853,110	10,999,053
Loan receivables (3)	-	18,027,010
Other non-current assets (4)	11,447,401	7,788,646
	$25,321,691	$96,107,917

(1)
As of February 29, 2016 and February 28, 2017, the Group made prepayments to acquire minority equity interests in several third-party companies. The Group recognized $nil, $317,523 and $nil impairment loss during the fiscal years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

(2)	Please see Note 5(3) for details.

(3)
In October 2016, the Group provided a long term loan to a third party. The principal amount is $17,591,858 (equivalent to RMB 120,794,490) with the interest rate as 7.98% per annum. An interest of $435,152 was accrued for the year ended February 28, 2017. The loan principal and all interests will be received upon maturity. The third party pledged its equity interest in a privately held education company to the Group to guarantee the loan principal and interests.

(4)
As of February 29, 2016, other non-current assets mainly represented a bridge loan to a third party online company, which was converted into the Group's equity interest held in the borrower in fiscal year 2017.

As of February 28, 2017, other non-current assets were primarily made up of the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under long-term debt as disclosed in Note 13.